Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Aerospace & Defense - 1.6%
L3 Harris Technologies, Inc.	77,947	$ 15,296,319

Automobile Components - 0.5%
Visteon Corp. (A)	31,580	4,952,691

Biotechnology - 2.8%
Abcam PLC, ADR (A)	158,211	2,129,520
Argenx SE, ADR (A)	19,187	7,148,692
Ascendis Pharma AS, ADR (A)	55,759	5,978,480
BioMarin Pharmaceutical, Inc. (A)	79,341	7,715,119
Sarepta Therapeutics, Inc. (A)	34,996	4,823,499

		27,795,310

Capital Markets - 3.8%
Cboe Global Markets, Inc.	47,198	6,335,859
Charles Schwab Corp.	136,206	7,134,470
LPL Financial Holdings, Inc.	94,654	19,157,970
MSCI, Inc.	7,820	4,376,776

		37,005,075

Chemicals - 1.0%
Corteva, Inc.	164,287	9,908,149

Commercial Services & Supplies - 3.0%
Cimpress PLC (A)	97,184	4,258,603
Clean Harbors, Inc. (A)	28,624	4,080,637
Rentokil Initial PLC, ADR	325,532	11,885,173
Rentokil Initial PLC	243,994	1,783,240
Ritchie Bros Auctioneers, Inc.	127,143	7,156,880

		29,164,533

Consumer Staples Distribution & Retail - 0.6%
Dollar Tree, Inc. (A)	41,440	5,948,712

Containers & Packaging - 0.6%
Sealed Air Corp.	132,312	6,074,444

Diversified Consumer Services - 0.5%
Frontdoor, Inc. (A)	185,774	5,179,379

Electric Utilities - 0.6%
Alliant Energy Corp.	107,903	5,762,020

Electrical Equipment - 2.9%
Regal Rexnord Corp.	33,437	4,705,589
Sensata Technologies Holding PLC	479,341	23,976,637

		28,682,226

Electronic Equipment, Instruments & Components - 7.7%
Flex Ltd. (A)	865,472	19,914,511
National Instruments Corp.	237,721	12,458,957
TE Connectivity Ltd.	156,539	20,530,090
Teledyne Technologies, Inc. (A)	49,517	22,151,925

		75,055,483

Entertainment - 2.3%
Liberty Media Corp. - Liberty Formula One, Class A (A)	8,098	546,615
Liberty Media Corp. - Liberty Formula One, Class C (A)	291,049	21,779,197

		22,325,812

	Shares	Value
COMMON STOCKS (continued)
Financial Services - 4.6%
Fidelity National Information Services, Inc.	153,228	$ 8,324,877
Global Payments, Inc.	90,004	9,472,021
WEX, Inc. (A)	146,136	26,872,949

		44,669,847

Ground Transportation - 3.0%
JB Hunt Transport Services, Inc.	115,773	20,313,531
TFI International, Inc. (B)	79,772	9,516,002

		29,829,533

Health Care Equipment & Supplies - 9.5%
Boston Scientific Corp. (A)	611,714	30,604,051
Cooper Cos., Inc.	25,194	9,406,432
DENTSPLY SIRONA, Inc.	234,041	9,193,131
ICU Medical, Inc. (A) (B)	69,496	11,464,060
STERIS PLC	46,534	8,901,024
Teleflex, Inc.	92,472	23,424,082

		92,992,780

Hotels, Restaurants & Leisure - 2.3%
Aramark	354,188	12,679,930
Entain PLC	622,550	9,668,268

		22,348,198

Insurance - 5.0%
Intact Financial Corp.	178,931	25,607,721
Ryan Specialty Holdings, Inc. (A) (B)	146,197	5,882,967
W.R. Berkley Corp.	277,208	17,258,970

		48,749,658

Interactive Media & Services - 0.5%
Ziff Davis, Inc. (A) (B)	68,458	5,343,147

IT Services - 5.1%
Amdocs Ltd.	279,307	26,821,851
GoDaddy, Inc., Class A (A)	297,846	23,148,591

		49,970,442

Life Sciences Tools & Services - 3.5%
Avantor, Inc. (A)	579,961	12,260,375
Illumina, Inc. (A)	35,834	8,333,197
PerkinElmer, Inc.	65,245	8,694,549
Waters Corp. (A)	16,901	5,233,057

		34,521,178

Machinery - 3.5%
Ingersoll Rand, Inc.	348,476	20,274,334
Westinghouse Air Brake Technologies Corp.	142,924	14,443,899

		34,718,233

Passenger Airlines - 1.0%
Ryanair Holdings PLC, ADR (A)	108,691	10,248,474

Transamerica Series Trust	Page 1

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 1.4%
Catalent, Inc. (A)	187,637	$ 12,329,627
Elanco Animal Health, Inc. (A)	187,160	1,759,304

		14,088,931

Professional Services - 4.5%
Broadridge Financial Solutions, Inc., ADR	93,599	13,718,805
SS&C Technologies Holdings, Inc.	436,128	24,628,148
TransUnion	87,418	5,432,155

		43,779,108

Semiconductors & Semiconductor Equipment - 10.3%
KLA Corp.	19,936	7,957,853
Lam Research Corp.	16,029	8,497,294
Microchip Technology, Inc.	225,175	18,865,162
NXP Semiconductors NV	99,350	18,526,291
ON Semiconductor Corp. (A)	565,429	46,546,115

		100,392,715

Software - 8.2%
Atlassian Corp., Class A (A)	23,557	4,032,252
Ceridian HCM Holding, Inc. (A)	191,117	13,993,587
Constellation Software, Inc. (B)	18,616	34,999,319
Dynatrace, Inc. (A)	143,329	6,062,817
Nice Ltd., ADR (A) (B)	75,435	17,266,317
Topicus.com, Inc. (A)	48,407	3,459,229

		79,813,521

Specialized REITs - 1.5%
Lamar Advertising Co., Class A	146,106	14,594,528

Specialty Retail - 1.8%
Burlington Stores, Inc. (A)	24,488	4,949,025
CarMax, Inc. (A)	188,218	12,098,653
Wayfair, Inc., Class A (A) (B)	13,202	453,357

		17,501,035

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.2%
Gildan Activewear, Inc. (B)	366,004	$ 12,147,673

Trading Companies & Distributors - 1.5%
Ferguson PLC	106,613	14,259,489

Total Common Stocks (Cost $817,977,278)		943,118,643

OTHER INVESTMENT COMPANY - 2.3%
Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (C)	21,982,390	21,982,390

Total Other Investment Company (Cost $21,982,390)		21,982,390

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
Fixed Income Clearing Corp., 2.10% (C), dated 03/31/2023, to be repurchased at $37,384,560 on 04/03/2023. Collateralized by a U.S. Government Obligation, 4.13%, due 01/31/2025, and with a value of $38,125,625.	$ 37,378,019	37,378,019

Total Repurchase Agreement (Cost $37,378,019)		37,378,019

Total Investments (Cost $877,337,687)		1,002,479,052
Net Other Assets (Liabilities) - (2.4)%		(23,019,529)

Net Assets - 100.0%		$ 979,459,523

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$931,667,135	$11,451,508	$—	$943,118,643
Other Investment Company	21,982,390	—	—	21,982,390
Repurchase Agreement	—	37,378,019	—	37,378,019

Total Investments	$953,649,525	$48,829,527	$—	$1,002,479,052

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $52,389,242, collateralized by cash collateral of $21,982,390 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $32,025,468. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2023.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 2

Transamerica Janus Mid-Cap Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Janus Mid-Cap Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 3